INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENTS [Abstract]
Summarized balance sheet information
Summarized balance sheet information for NAO is as follows:

All figures in USD ‘000	December 31, 2016	December 31, 2015
Current assets	7,909	14,565
Noncurrent assets	366,945	321,635
Total Assets	374,854	336,200
Current liabilities	4,089	7,735
Noncurrent liabilities	136,568	47,608
Total Shareholders’ Equity	234,196	280,857
Total liabilities and equity	374,854	336,200

Summarized statement of operations
Summarized Statement of Operations information for NAO is as follows:

	Years ended December 31,
All figures in USD ‘000	2016	2015	2014
Operating Revenues	17,697	36,372	52,789
Net Operating (Loss) Income	(28,543)	(8,372)	11,262
Net (Loss) Income	(32,151)	(10,844)	6,931